Revenue (Tables)	6 Months Ended
Jun. 30, 2022
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Summary of Revenue

	Three Months Ended June 30				Six Months Ended June 30

(in thousands)	2022		2021		2022		2021

Sales
Gold credit sales	$157,842	52%	$162,293	49%	$303,517	50%	$297,319	45%
Silver
Silver credit sales	$110,383	36%	$124,023	38%	$223,913	37%	$274,719	42%
Concentrate sales	19,845	7%	25,432	8%	40,647	6%	48,618	7%
Total silver sales	$130,228	43%	$149,455	46%	$264,560	43%	$323,337	49%
Palladium credit sales	$7,203	2%	$10,822	3%	$16,736	3%	$23,097	4%
Cobalt sales	$7,649	3%	$7,823	2%	$25,353	4%	$10,759	2%

Total sales revenue	$302,922	100%	$330,393	100%	$610,166	100%	$654,512	100%